Dividends - Schedule of dividends payable (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2024
Schedule Of Dividends Payable [Line Items]
Number of shares	0		17,482,000	0
Preferred Stock Issue [Member]
Schedule Of Dividends Payable [Line Items]
Number of shares	17,482,000	[1]	17,482,000
Dividend per share	₩ 525	[1]	₩ 2,065
Total dividend paid	₩ 9,178	[1]	₩ 36,101
Issue price per share	₩ 42,900	[1]	₩ 42,900
Dividend rate per issue price (%)	1.22%	[1]	4.81%

[1]	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023, and dividends were paid before conversion.